Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2024-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

In 2023, we adopted a policy on recoupment of incentive compensation, or clawback policy, which provides for recoupment of compensation in certain circumstances in the event of a restatement of our financial results, in accordance with the requirements of SEC rules and Nasdaq listing standards implementing the requirement of Section 954 of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”).